Principal Funds, Inc.

Supplement dated December 18, 2015
to the Statement of Additional Information dated March 1, 2015 as amended and restated May 18, 2015 and August 24, 2015
(as supplemented August 24, 2015, September 18, 2015, October 9, 2015, and November 2, 2015)

This supplement updates information contained in the Statement of Additional Information. Please retain this supplement for future reference.

MULTIPLE CLASS STRUCTURE

On December 31, 2015, under the Rule 12b-1 Fees/Distribution Plans and Agreements section, make the following changes:
In the first table, remove the row for Share Class J and replace with the following:

Share Class	Maximum Annualized Rate 12b-1 Fee
J(1)	0.15%
(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, C, or J shares.
Delete the first two paragraphs under the fee table and replace with the following paragraph:
Effective December 31, 2015, the Distributor has contractually agreed to limit the Distribution Fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2017 and will reduce the Money Market Fund’s Distribution Fees by 0.15%. It is expected that the fee waiver will continue to the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Delete the second to last sentence in the first paragraph and replace with the following:
The Board is currently composed of eleven members, nine of whom are Independent Directors.
Independent Directors
Delete all references to William C. Kimball.
Management Information
Delete the row for William C. Kimball from the table.
Independent Directors (not Considered to be “Interested Persons”)
Delete the column for Kimball from the table.
Compensation
Delete the row for William C. Kimball from the table.

Under Officers of the Fund, remove the row for Jennifer A. Block and replace with the following:

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Jennifer A. Block Des Moines, IA 50392 1973	Assistant Counsel (since 2010) Assistant Secretary (since 2015)	Counsel, PFD (2009-2013) Counsel, PLIC Counsel, PMC (2009-2013, 2014-present) Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
On or about January 1, 2016, in the Sub-Advisor: Neuberger Berman Fixed Income LLC section, delete Neuberger Berman Fixed Income LLC and replace with Neuberger Berman Investment Advisers LLC.
In the Sub-Advisor: William Blair & Company, L.L.C. section, delete William Blair & Company, L.L.C. and replace with William Blair Investment Management, LLC.
Management Agreement
Effective March 1, 2016, replace the third management fee schedule under Management Agreement with the following:

Fund	All Assets
Principal LifeTime Hybrid Income	0.00%
Principal LifeTime Hybrid 2015
Principal LifeTime Hybrid 2020	0.00
Principal LifeTime Hybrid 2025	0.00
Principal LifeTime Hybrid 2030	0.00
Principal LifeTime Hybrid 2035	0.00
Principal LifeTime Hybrid 2040	0.00
Principal LifeTime Hybrid 2045	0.00
Principal LifeTime Hybrid 2050	0.00
Principal LifeTime Hybrid 2055	0.00
Principal LifeTime Hybrid 2060	0.00

PORTFOLIO MANAGER DISCLOSURE

In the Sub-Advisor: Neuberger Berman Fixed Income, LLC section, delete the heading Sub-Advisor: Neuberger Berman Fixed Income, LLC and replace with Sub-Advisor: Neuberger Berman Investment Advisers LLC.

On or about January 1, 2016, in the Sub-Advisor: Neuberger Berman Fixed Income, LLC section, add the following information for Patrick Flynn to the Other Accounts Managed and Ownership of Securities tables in alphabetical order (information in this section is as of October 31, 2015).

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Patrick Flynn: High Yield Fund I *
Registered investment companies	6	$4.1 billion	0	$0
Other pooled investment vehicles	15	$14.6 billion	4	$877
Other accounts	31	$7.3 billion	1	$29
*Effective January 1, 2016.

Ownership of Securities

Portfolio Manager	PFI Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Patrick Flynn*	High Yield Fund I	None
*Effective January 1, 2016.

In the Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, add the following information for Christopher Ibach to the Other Accounts Managed and Ownership of Securities tables in alphabetical order (information in this section is as of October 31, 2015).

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher Ibach: LargeCap Value Fund
Registered investment companies	6	$2.7 billion	0	$0
Other pooled investment vehicles	6	$1.1 billion	0	$0
Other accounts	4	$261.2 million	0	$0

Ownership of Securities

Portfolio Manager	PFI Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher Ibach	LargeCap Value Fund	None

In the Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, delete references to Jeffrey A. Schwarte.